Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.60%
Effect of foreign tax rate differences	(0.90%)	(1.60%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.90%)	(1.40%)
Non-deductible and tax exempt items	0.20%	0.20%
Effect of integration-related costs	0.70%	0.10%
Minimum income tax charge	0.90%	0.80%
Changes in tax laws and rates	(0.20%)	0.00%
Effective income tax rate	26.30%	24.70%